Taxation - Schedule of Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current income tax expense	$ 672,205	$ 2,452,822	$ 1,817,000
Deferred income tax expense	(38,890)		53,748
Income tax benefit, total	$ 633,315	$ 2,452,822	$ 1,870,748